Employee Benefit Plans - Amounts Included in Accumulated Other Comprehensive Income That are Expected to Be Amortized into Net Periodic Postretirement Cost (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2011
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	$ 235
Unrecognized prior service cost	9
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	71
Unrecognized prior service cost	(9)
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	(3)
Unrecognized prior service cost	$ (4)